Related Party Transactions (Details Textual) - Hangzhou Yuao [Member]	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2020
Related Party Transactions (Textual)
Equity ownership interest		51.00%
Income from investment, percentage	5.00%